Share Capital - Schedule of Options Granted to Employees and Directors (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Outstanding, Options outstanding at the beginning of the year	1,745,880
Weighted average exercise price Options outstanding, Options outstanding at the beginning of the year	$ 5.8
weighted average remaining contractual term (in years), Options outstanding at the beginning of the year	5 years 10 months 28 days
aggregate intrinsic value, Options outstanding at the beginning of the year	$ 1,165
Number of options, Granted	50,500
Weighted average exercise price, Granted	$ 5.15
weighted average remaining contractual term (in years), Granted	8 years 6 months 25 days
aggregate intrinsic value, Granted
Number of options, Exercised	(1,840)
Weighted average exercise price, Exercised	$ 5.07
weighted average remaining contractual term (in years), Exercised
aggregate intrinsic value, Exercised		[1]	$ 271	$ 221
Number of options, Expired	(29,313)
Weighted average exercise price, Expired	$ 6.99
weighted average remaining contractual term (in years), Expired aggregate intrinsic value, Expired
Number of options, Forfeited	(37,472)
Weighted average exercise price, Forfeited	$ 6.22
weighted average remaining contractual term (in years), Forfeited aggregate intrinsic value, Forfeited
Number of options, Options outstanding at the end of the year	1,727,755		1,745,880
Weighted average exercise price, Options outstanding at the end of the year	$ 5.75
weighted average remaining contractual term (in years), Options outstanding at the end of the year	4 years 11 months 26 days
aggregate intrinsic value, Options outstanding at the end of the year
Number of options, Options exercisable at the end of the year	1,383,902
Weighted average exercise price, Options exercisable at the end of the year	$ 5.64
weighted average remaining contractual term (in years), Options exercisable at the end of the year	4 years 3 months 7 days
aggregate intrinsic value, Options exercisable at the end of the year
Non-Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Outstanding, Options outstanding at the beginning of the year	11,666
Weighted average exercise price Options outstanding, Options outstanding at the beginning of the year	$ 16.78
weighted average remaining contractual term (in years), Options outstanding at the beginning of the year	1 year 4 months 9 days
aggregate intrinsic value, Options outstanding at the beginning of the year	$ 2
Number of options, Granted	25,000
Weighted average exercise price, Granted	$ 4.46
weighted average remaining contractual term (in years), Granted	9 years 9 months 10 days
aggregate intrinsic value, Granted
Number of options, Options outstanding at the end of the year	36,666		11,666
Weighted average exercise price, Options outstanding at the end of the year	$ 8.35
weighted average remaining contractual term (in years), Options outstanding at the end of the year	6 years 9 months 10 days
aggregate intrinsic value, Options outstanding at the end of the year
Number of options, Options exercisable at the end of the year	6,329
Weighted average exercise price, Options exercisable at the end of the year	$ 9.95
weighted average remaining contractual term (in years), Options exercisable at the end of the year	4 months 2 days
aggregate intrinsic value, Options exercisable at the end of the year

[1]	Less than 1